THE ADVISORS’ INNER CIRCLE FUND III	KBI GLOBAL INVESTORS
AQUARIUS FUND
OCTOBER 31, 2022
(UNAUDITED)

SCHEDULE OF INVESTMENTS COMMON STOCK — 97.2%
	Shares	Value
Austria — 1.6%
ANDRITZ	22,596	$1,050,873

Brazil — 1.0%
Cia de Saneamento de Minas Gerais-COPASA	215,100	640,032

Canada — 2.7%
Stantec	35,418	1,733,008

France — 7.2%
Veolia Environnement	209,081	4,667,641

Germany — 0.7%
Norma Group	30,753	487,786

Hong Kong — 3.1%
Beijing Enterprises Water Group	2,149,355	451,795
China Everbright Environment	1,042,330	346,574
China Water Affairs Group	773,730	548,042
Guangdong Investment	863,125	544,288
SIIC Environment Holdings	1,202,095	122,512

		2,013,211

India — 0.5%
VA Tech Wabag *	96,635	307,962

Italy — 1.3%
Hera	349,220	832,421

Japan — 1.4%
Kurita Water Industries	25,410	933,041

Mexico — 0.8%
Orbia Advance	304,120	511,599

Netherlands — 3.1%
Aalberts	23,765	826,229
Arcadis	34,503	1,172,275

		1,998,504

South Korea — 2.3%
Coway	38,781	1,505,556

THE ADVISORS’ INNER CIRCLE FUND III	KBI GLOBAL INVESTORS AQUARIUS FUND OCTOBER 31, 2022 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
United Kingdom — 16.9%
Costain Group	441,310	$179,411
Ferguson	18,857	2,056,561
Halma	55,921	1,356,356
Pennon Group	98,271	943,841
Severn Trent	57,757	1,657,883
United Utilities Group	342,923	3,694,330
Weir Group	58,362	1,019,004

		10,907,386

United States — 54.6%
Advanced Drainage Systems	9,668	1,120,328
AECOM	28,838	2,170,925
Agilent Technologies	15,111	2,090,607
American Water Works	15,798	2,296,081
AO Smith	21,309	1,167,307
Consolidated Water	21,474	394,263
Core & Main, Cl A *	68,065	1,604,973
Danaher	14,349	3,611,213
Ecolab	12,624	1,982,852
Essential Utilities	87,115	3,852,225
Evoqua Water Technologies *	30,632	1,200,162
Fortune Brands Home & Security	30,220	1,822,870
IDEX	3,017	670,709
Itron *	21,880	1,069,713
Lindsay	4,795	811,794
Masco	12,177	563,430
Mueller Water Products, Cl A	43,944	514,145
Pentair	45,052	1,934,983
Roper Technologies	4,981	2,064,824
SJW Group	28,322	2,001,799
Toro	3,787	399,263
Xylem	16,167	1,655,986
Zurn Water Solutions	12,218	287,001

		35,287,453

TOTAL COMMON STOCK
(Cost $61,196,304)
		62,876,473

TOTAL INVESTMENTS — 97.2%
(Cost $61,196,304)		$62,876,473

Percentages are based on Net Assets of $64,655,634.

THE ADVISORS’ INNER CIRCLE FUND III	KBI GLOBAL INVESTORS AQUARIUS FUND OCTOBER 31, 2022 (UNAUDITED)

*	Non-income producing security.

Cl	Class

As of October 31, 2022, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

KBI-QH-001-0900